FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-recurring [Member] CNY	Dec. 31, 2011 Non-recurring [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Total [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Total [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2011 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Goodwill impairment			45,645,832			45,645,832
Long-lived assets							4,232,012,975						4,232,012,975
Impairment of long-lived assets	10,509,671	65,476,299		5,376,071	65,476,299
Carrying value of assets before impairment					65,476,299
Carrying value of assets after impairment					0